EQUITY - Schedule Of Expense Recognized For Share-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [abstract]
Expense arising from equity-settled share-based payment transactions	$ 89	$ 81
Expense arising from cash-settled share-based payment transactions	104	506
Total expense arising from share-based payment transactions	193	587
Effect of hedging program	(99)	(500)
Total expense included in consolidated income	$ 94	$ 87